Legal Matters	12 Months Ended
Dec. 31, 2022
Legal Matters [Abstract]
Legal Matters

Note 7 - Legal Matters

Business Combination Litigation

On October 3, 2020, counsel to Stanislav Royzenshteyn and Roman Gerashenko (together, the “Founder Stockholders”) and Onyx Enterprises Canada Inc. and its principals (collectively, the “Investor Stockholder and Principals”) received a letter from counsel to the Founder Stockholders objecting to the Investor Stockholder’s use of the “drag-along right” under Section 4.5 of the Stockholders Agreement, dated July 17, 2015 (the “Stockholders Agreement”), and the proxy granted pursuant to Section 5.1 of the Stockholders Agreement to execute (i) the stockholder written consent, dated September 18, 2020, approving the Business Combination Agreement and (ii) the Stockholder Support Agreements, in each case on behalf of the Founder Stockholders. The letter also describes the Business Combination as unlawful and threatens further unspecified actions by the Founder Stockholders.

On October 15, 2020, the Founder Stockholders filed an order to show cause to preliminarily enjoin the Business Combination pending final adjudication of the Shareholder Litigation. On October 23, 2020, the Superior Court of New Jersey, Chancery Division, Monmouth County refused to grant a preliminary injunction and set the hearing date on the order to show cause for December 4, 2020. On October 26, 2020, the Founder Stockholders filed an application for permission to file emergent motion to request a temporary restraining order preventing the closing of the Business Combination prior to the hearing on December 4, 2020 with the Superior Court of New Jersey, Appellate Division, which such court denied. On October 27, 2020, the Founder Stockholders appealed the Appellate Division’s ruling to the Supreme Court of New Jersey. On October 28, 2020, the Supreme Court of New Jersey denied such appeal. On November 20, 2020, the Founder Stockholders requested another emergent motion before the Superior Court of New Jersey, Chancery Division, Monmouth County for a temporary restraining order preventing the closing of the Business Combination. The Superior Court of New Jersey, Chancery Division, Monmouth County denied that request by order dated November 20, 2020. The Founder Stockholders withdrew their order to show cause after the November 20, 2020 order was entered. Since then, the Founding Stockholders advised the court that they will no longer seek to unwind the Business Combination. Rather, they are seeking damages from the defendants in the Shareholder Litigation (as defined below).

Environmental Protection Agency (“EPA”) v. Onyx Enterprises Int’l, Corp. d/b/a CARiD

On October 22, 2018, the U.S. Environmental Protection Agency (the “EPA”), submitted a formal information request asserting that the Company sold improper and illegal defeat devices in violation of the Clean Air Act (the “CAA”). The Company responded in December 2018. On July 16, 2020, the EPA presented the Company with a proposed notice of violation directed to a subset of sales performance parts that the EPA alleges were sold by the Company in violation of the CAA. The EPA did not propose an aggregate fine but identified 267 transactions as being in violation of the CAA. The products in question were sold by the Company in 2018 and have since been removed from its platform. On November 22 2020, the Company provided a response to the EPA with analysis directed at the reasons the 267 transactions did not violate the CAA. On or about September 30, 2022 the EPA proposed a fine to the Company and the parties have negotiated a final disposition of this matter that the Company will pay $491,474 with two payments of $49,147 in October and December 2022 and the remainder to be paid in 12 monthly installments of $32,765 plus interest at 5.0% with the last payment due on December 29, 2023.

Onyx Enterprises Int’l, Corp. v. IDParts, LLC

On June 30, 2020, the Company initiated a trademark infringement action against IDParts, LLC (“IDParts”) for the unlawful use of “ID” to sell automotive products through its e-commerce platform found at www.idparts.com. The Company first used “iD” to sell automotive products in March of 2009 on its e-commerce platform found at www.carid.com. The Civil Action is captioned as Onyx Enterprises Int’l, Corp. v. IDParts, LLC, Civil Action Number 1:20-cv-11253-RMZ and is currently pending before the United States District Court for the District of Massachusetts. On August 4, 2020, the Company filed the First Amended Complaint. Upon being served by the Company, IDParts counterclaimed against the Company for infringement of its alleged common law trademark rights arising from is use of “IDParts” on www.idparts.com in January of 2010. On January 22, 2021, the Company filed the Second Amended Complaint against IDParts. The Company is seeking monetary damages for use of its trademark as well as an order precluding IDParts from continuing to use “ID” as part of its branding. IDParts is seeking similar relief through its counterclaims. Discovery is now complete, and a final pretrial conference was held in January 2023. It is expected that the matter will be set for trial in May or June 2023.

Onyx Enterprises Int’l Corp v. Volkswagen Group of America, Inc.

On August 4, 2020, Onyx initiated a trademark infringement action against Volkswagen Group of America, Inc. (“Volkswagen”) for the unlawful use of “ID” to brand its new line of electric vehicles due to be imported into the United States in 2021 and manufactured in Tennessee in 2022. The United States Patent and Trademark Office rejected Volkswagen’s application to register “ID” multiple times due to the Company’s priority over the mark in the automotive space. In 2019, Volkswagen approached the Company for a license to use ID for a royalty. When Volkswagen announced in July of 2020 that it would proceed with the launch using this branding, the Company filed suit. The Civil Action is captioned as Onyx Enterprises Int’l, Corp v. Volkswagen Group of America, Inc., Civil Action Number 3:20-cv-09976-BRM-ZNQ and is currently pending in the United States District Court for the District of New Jersey.

Volkswagen has obtained a stay of this matter pending the outcome in the ID Parts matter. The Company is seeking monetary damages for use of its trademark as well as an order precluding Volkswagen from continuing to use ID as part of its branding. As discovery has not commenced, the case value and exposure are undetermined at this time. The parties have engaged in settlement discussions but remain far apart in their evaluation of the merits of the case.

Shareholder Litigation

Royzenshteyn, et. al. v. Pathak, et al. v. Onyx Enterprises Int’l Corp, Superior Court of New Jersey, Monmouth County, Chancery Division, Docket No. MON-C-45.

This is a pending litigation matter that involves a shareholder dispute that arises from a stock purchase and warrant purchase agreement between Onyx Enterprises Int’l Corp. (“Onyx”) and Onyx Enterprises Canada, Inc. (“OEC”) (the “Transaction”). The litigation was instituted by the plaintiffs Stanislav Royzenshteyn and Roman Gerashenko, who were the founding stockholders of Onyx, in the Superior Court of New Jersey, Chancery Division, Monmouth County in February 2018 (the “Shareholder Litigation”).

Onyx was named by the Plaintiffs as a nominal defendant based upon the plaintiffs’ shareholder derivative claims. The Defendants Carey Curtin and Prashant Pathak asserted third party claims against Onyx seeking indemnification from the Onyx to the extent that the claims were asserted by the Plaintiffs against the Defendants in their capacity as Directors of Onyx.

On August 31, 2021, the Judge issued a decision on the Defendants’ Motion for Summary Judgement, in which he granted the motion in part and denied it in part. The fraud related claims asserted by the Plaintiffs against OEC, and the other defendants were not dismissed as well as certain other claims, including claims under the New Jersey Oppressed Minority Shareholder statute. The shareholder derivative claims were dismissed leaving the Third-Party Complaint for indemnification as the only remaining claim that involves the Company.

The Company has not received a specific demand for any monetary damages from the Defendants regarding their indemnification claims, nor does the Company have any concrete information regarding the scope of any such potential damages. Given the amount of time that the Defendants attorneys have devoted to defending the claims against their clients in the Shareholder Litigation, the potential damages arising from the indemnification claims could be significant. If the Defendants prevail on their indemnification claims, the Company will assert that that any damages sought should be allocated based on the time and effort spent in defending against the breach of fiduciary claims, as opposed to defending against the Plaintiffs’ fraud claims, which are the predominant claims in the litigation. Given that the breach of fiduciary claims against the Defendants have been dismissed, any claim for indemnification will only include fees and costs incurred prior to the decision on the Summary Judgment Motion. No trial date has been scheduled.

Onyx was named by the Plaintiffs as a nominal defendant based upon the plaintiffs’ shareholder derivative claims. The Defendants, Carey Curtin and Prashant Pathak, asserted third party claims against Onyx seeking indemnification from the Onyx to the extent that the claims were asserted by the Plaintiffs against the Defendants in their capacity as Directors of Onyx.

On August 31, 2021, the Judge issued a decision on the Defendants’ Motion for Summary Judgement, in which he granted the motion in part and denied it in part. The fraud related claims asserted by the Plaintiffs against OEC, and the other defendants were not dismissed as well as certain other claims, including claims under the New Jersey Oppressed Minority Shareholder statute. The shareholder derivative claims were dismissed leaving the Third-Party Complaint for indemnification as the only remaining claim that involves the Company.

The Company has not received a specific demand for any monetary damages from the Defendants regarding their indemnification claims, nor does the Company have any concrete information regarding the scope of any such potential damages. Given the amount of time that the Defendants attorneys have devoted to defending the claims against their clients in the Shareholder Litigation, the potential damages arising from the indemnification claims could be significant. If the Defendants prevail on their indemnification claims, the Company will assert that that any damages sought should be allocated based on the time and effort spent in defending against the breach of fiduciary claims, as opposed to defending against the Plaintiffs’ fraud claims, which are the predominant claims in the litigation. Given that the breach of fiduciary claims against the Defendants have been dismissed, any claim for indemnification will only include fees and costs incurred prior to the decision on the Summary Judgment Motion.

Potential Claim by Former CEO

On August 12, 2020, the former CEO of the Company, Mr. Royzenshteyn, a plaintiff in the Stockholder Litigation, filed a motion to amend the complaint in the Stockholder Litigation matter first listed above, to assert claims arising from the Board’s acceptance of his resignation as CEO. Mr. Royzenshteyn has asserted that he did not resign but was terminated by the Board in breach of his employment agreement. His proposed complaint seeks payment of his severance and damages from the Company associated with his alleged termination. Mr. Royzenshteyn’s motion to amend the complaint has been denied by the Special Discovery Master, but his proposed claims are preserved for any potential future action brought by him against the Company. Management believes that Mr. Royzenshteyn’s claims are without merit, but at this early stage without any litigation actually having been commenced is not possible to determine the likelihood of success of any such claims and the potential amount of liability, if any, of any award that may be made against the Company. Any amount awarded as a result will be recorded in the period it occurs.

Potential Indemnification Claims by Former Directors of Onyx

Former Onyx Directors Royzenshteyn and Gerashenko (the “Plaintiff Directors”) tendered a demand for indemnification from the Company pursuant to their Director Indemnification agreements with Onyx. The Company’s Board denied the request for indemnification. The Plaintiff Directors then filed a motion in the Stockholder litigation to reserve their indemnification claims for future litigation. That motion was heard by the Special Discovery Master, who denied motion on the grounds that the Plaintiffs had not filed a proposed amended pleading asserting these alleged claims with their motion. Subsequently, the Plaintiffs attempted to file an amended pleading with respect to the indemnification claims, which pleading was rejected by the court because it was not accompanied by an order. Thereafter, the Plaintiff Directors submitted the proposed pleading to the Special Master, which pleading was opposed by the Company and the Defendants on the grounds that it was time barred based on the statute of limitations contained in the indemnification agreements. The Special Master has issued a report and recommendation in which he held that the Plaintiffs indemnification claims are not time- barred and are preserved for a future litigation. The Company filed a motion objecting to that Report and Recommendation, which motion was denied by the Court. To date, the Plaintiffs have not filed any action seeking indemnification from the Company.

Misappropriation Action

The Company commenced an action on November 24, 2020 against Stanislav Royzenshteyn, the Company’s former CEO, captioned Parts iD, LLC v. Stanislav Royzenshteyn (the “Misappropriation Action”). The Misappropriation Action arises from Mr. Royzenshteyn’s failure to immediately return two Company computers and other equipment he had had in his possession upon his resignation as CEO in July 2020. The Company is asserting claims against Mr. Royzenshteyn for violation of the Computer Related Offenses Act, New Jersey’s Trade Secrets Act, breach of fiduciary duties and breach of his employment agreement. The Company is also asserting claims against Mr. Royzenshteyn for failing to return a luxury automobile purchased by the Company. The Company is seeking return of the automobile and any associated damages for the wrongful possession. At the same time the Company commenced the Misappropriation Action, it filed an application for a preliminary injunction and temporary restraints via order to show cause, and on January 8, 2021, the court entered an order enjoining Mr. Royzenshteyn from sharing or disseminating any Company information. The Company filed an amended complaint on January 20, 2021 to include claims for breach of fiduciary duty and breach of contract relating to a bonus payment Mr. Royzenshteyn directed be paid to him in July 2020. Mr. Royzenshteyn moved to dismiss or stay the complaint in February 2021. The Company opposed the motion and it has not yet been heard by the Court. Given its early stage, the outcome of this matter cannot be determined.

KSI Auto Parts v. Parts iD, Inc

This is a pending litigation matter that was filed on November 28, 2022. The Plaintiff is an auto body parts supplier. Plaintiff alleges in its complaint that it supplied auto body parts to Parts iD and Onyx for which it has not been paid. Plaintiff alleges that the outstanding balance due from Parts iD is $257,090.75, exclusive of interest and costs. Default was entered against Parts iD for failing to timely answer the Plaintiff’s complaint. Parts iD has filed a motion to vacate the entry of default, which motion is still pending as of the date of this letter.

Competition Specialties, Inc. v. Onyx Enterprises Int’l Corp., et. Al

This is a pending litigation matter that was filed on February 9, 2023. Plaintiff sells automotive parts and products. Plaintiff alleges in its complaint that it sold automotive parts and products to Onyx and Parts iD for which it has not been paid. Plaintiff alleges that the total balance due from Parts iD is $275,051.30, exclusive of interest and costs. Parts iD has not yet filed a responsive pleading to the Plaintiff’s complaint.

Hasson v Parts iD, Inc

On September 9, 2022, Kenneth Hasson filed a Complaint in the United States District Court for the Western District of Pennsylvania at No. 22-cv-1291.  Hasson purports to bring claims on behalf of a putative class.  Hasson alleges that the website, www.carid.com, allegedly operated by Parts ID, Inc., violated the Pennsylvania Wiretapping and Electronic Surveillance Control Act, 18 Pa. Cons. Stat. § 5701, et. seq., by utilizing “session replay code” software that allegedly wrongfully intercepted Hasson’s actions and communications while visiting that site.  Hasson also contends that the alleged actions constitute a wrongful invasion of his and the putative class’ privacy.  On December 30, 2022, Parts ID filed an Answer denying any and all liability to Hasson or any putative class and denying that the matter is suitable for class certification.  The dispute currently is subject to the Court’s mandatory alternative dispute resolution program and is scheduled for a mediation on April 17, 2023.

Potential Indemnification Claim by Canaccord

On January 13, 2023, the Company received a notice from Cannacord for potential indemnification claims in connection with a Compliant that was filed in the United States District Court for the District of New Jersey by Former Onyx Directors Messrs. Royzenshteyn and Gerashenko, under the caption Royzenshteyn et al. v. Onyx Enterprises Canada Inc., et al. and related to the Business Combination. Canaccord was named as a Defendant in this pending litigation matter and the Company was not directly named as a party to this proceeding. The Company has accepted the indemnification notice from Canaccord and has agreed to indemnify Canaccord for legal and other expenses incurred in connection with this litigation, as applicable.

Other Matters

The Company is subject to certain legal proceedings and claims which are common to, and arise in the ordinary course of, its business. Historically, the Company has been involved in legal proceedings or has received a variety of communications alleging that certain products marketed through its e-commerce distribution platform violate a) third-party intellectual property rights, including but not limited to copyrights, designs, marks, patents and trade names, b) governmental regulation, including emission control regulations or c) defective products or employee disputes. With regard to intellectual property rights, brand and content owners and others have actively asserted their alleged intellectual property rights against many online companies, including the Company. With regard to governmental regulation, the Company receives inquiries from governmental agencies that regulate the automobile industry to monitor compliance with emissions and other standards. With regard to defective products, the Company is covered by the vendor or manufacturer’s warranty. The Company has not incurred any material losses to date with respect to these types of matters nor does management believe that the final disposition of any such pending matters will have a material adverse effect on the Company’s financial position or results of operations.

The Company accrued $614,983 and $620,000 as of December 31, 2022 and 2021, respectively, in aggregate for the above potential loss contingencies.